UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Revelation Capital Management Ltd.
           --------------------------------------------------
Address:   5A, Waterloo Lane
           --------------------------------------------------
           Pembroke, HM 08, Bermuda
           --------------------------------------------------

Form 13F File Number:  28-14283
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kuchanny
           --------------------------------------------------
Title:     Chairman and Chief Executive Officer
           --------------------------------------------------
Phone:     +1 (441) 296-7130
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Chris Kuchanny               Pembroke, Bermuda          2/14/12
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        28
                                               -------------

Form 13F Information Table Value Total:        $297,439
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALPINE TOTAL DYNAMIC DIVID F COM SBI        021060108   10,084  2,302,252 SH       SOLE                 2,302,252
ATS CORP                     COM            00211E104   15,570  4,990,300 SH       SOLE                 4,990,300
BHP BILLITON LTD             SPONSORED ADR  088606108   18,033    255,321 SH       SOLE                   255,321
COMSTOCK MNG INC             COM            205750102    2,071  1,125,450 SH       SOLE                 1,125,450
CROSSROADS SYS INC           COM NEW        22765D209    3,183    595,000 SH       SOLE                   595,000
EATON VANCE TAX MNGD GBL DV  COM            27829F108    9,055  1,097,600 SH       SOLE                 1,097,600
EATON VANCE TX MGD DIV EQ IN COM            27828N102    4,212    474,812 SH       SOLE                   474,812
FUTUREFUEL CORPORATION       COM            36116M106   65,559  5,278,500 SH       SOLE                 5,278,500
ICICI BK LTD                 ADR            45104G104    3,544    134,097 SH       SOLE                   134,097
INFOSYS LTD                  SPONSORED ADR  456788108    5,823    113,326 SH       SOLE                   113,326
ISHARES INC                  MSCI TAIWAN    464286731      820     70,000 SH       SOLE                    70,000
ISHARES INC                  MSCI ITALY     464286855    2,071    172,708 SH       SOLE                   172,708
ISHARES INC                  MSCI HONG KONG 464286871    6,681    431,847 SH       SOLE                   431,847
LAS VEGAS SANDS CORP         COM            517834107    6,670    156,100 SH       SOLE                   156,100
LONGWEI PETROLEUM INV HLDG L COM            543354104      551    423,636 SH       SOLE                   423,636
MAG SILVER CORP              COM            55903Q104    4,465    670,443 SH       SOLE                   670,443
MORGAN STANLEY CHINA A SH FD COM            617468103    7,509    388,059 SH       SOLE                   388,059
NIPPON TELEG & TEL CORP      SPONSORED ADR  654624105    1,332     52,568 SH       SOLE                    52,568
QIAO XING MOBILE COMM CO LTD SHS            G73031109    1,445  1,473,995 SH       SOLE                 1,473,995
RIO TINTO PLC                SPONSORED ADR  767204100    3,373     68,940 SH       SOLE                    68,940
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259206    4,719     64,558 SH       SOLE                    64,558
SPROTT PHYSICAL GOLD TRUST   UNIT           85207H104    2,869    207,875 SH       SOLE                   207,875
SUPERCONDUCTOR TECHNOLOGIES  COM NEW        867931305    1,173    953,609 SH       SOLE                   953,609
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR  874039100   37,419  2,898,449 SH       SOLE                 2,898,449
TATA MTRS LTD                SPONSORED ADR  876568502    2,443    144,527 SH       SOLE                   144,527
THAI FD INC                  COM            882904105    1,206     98,399 SH       SOLE                    98,399
UNI PIXEL INC                COM NEW        904572203    2,821    553,061 SH       SOLE                   553,061
UNITED MICROELECTRONICS CORP SPON ADR NEW   910873405   72,738 33,989,727 SH       SOLE                33,989,727